Leases - Liability Continuity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Beginning balance	$ 1,061	$ 571
Cash flows
Principal payments	(120)	(160)
Interest payments	(52)	(31)
Non-cash changes
Additions	182	674
Interest expense	49	31
Changes in foreign exchange rates and other	40	(24)
Sale of steelmaking coal business	(209)	0
Ending balance	951	1,061
Less current portion of lease liabilities	(175)	(195)
Non-current lease liabilities	$ 776	$ 866